LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of liabilities in respect of government grants [Abstract]
Balance on January 1,	$ 3,362	$ 3,886
Grants received	320	493
Royalties paid	(22)	(44)
BIRD repayment		(546)
Amounts recorded in profit or loss	106	(427)
Balance on December 31,	$ 3,766	$ 3,362